Investments (Details 28) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Invested assets on deposit	$ 1,660	$ 2,110
Invested assets held in trust	11,135	8,430
Invested assets pledged as collateral	29,899	29,470
Total invested assets on deposit, held in trust and pledged as collateral	$ 42,694	$ 40,010